Organization and Summary of Significant Accounting Policies (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 ReportingUnit	Dec. 31, 2009
Gains (Losses) on Extinguishment of Debt [Abstract]
Gain on debt repurchase		$ 1,634	$ 10,429
Senior subordinated convertible notes due 2026, interest rate	3.50%	3.50%	3.50%
Organization and Summary of Significant Accounting Policies (Textual) [Abstract]
Minimum percentage of sales revenue	10.00%
Receivables from manufacturer	109,601	97,477
Limited partnership interest in Penske Truck Leasing Co.	9.00%
Aggregate Cash Purchase Price For Assets Former Subsidiary	44,611
Foreign Income Tax Expense (Benefit) Other	(11,046)
Foreign Income Tax Expense (Benefit) Other Adjustment	(17,008)
Foreign Income Tax Expense (Benefit) Other Deferred	5,962
Ownership interest in voting stock of affiliated companies, Minimum	20.00%
Ownership interest in voting stock of affiliated companies, Maximum	50.00%
Cash and cash equivalents with original maturity	3 months
Contracts in Transit in consolidated balance sheet	185,642	140,009
Useful lives of assets other than leasehold improvements, Minimum	3
Useful lives of assets other than leasehold improvements, Maximum	15
Estimated useful life of the asset	40 years
Reduction of depreciation expense		(5,638)
Number of geographical reporting units		4
Net book value, Investments	298,640	288,406
Aggregate reserves relating to chargeback activity	21,037	19,317
Defined Contribution Plan, Cost Recognized	11,847	9,426	5,932
Advertising Expense	73,041	67,712	57,407
Reimbursement of advertising expense	10,455	8,943	5,329
Fair Value, Concentration of Risk, Retained Interest	25,884	22,778
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti dilutive shares related to senior subordinated convertible notes included in calculation of diluted earnings per share	0	0	0
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares relating to senior subordinated convertible notes	0	0	0
3.5% senior subordinated convertible notes due 2026 [Member]
Gains (Losses) on Extinguishment of Debt [Abstract]
Gain on debt repurchase		1,634	10,429
Face value of 3.5% senior subordinated convertible notes repurchased		$ 155,658	$ 68,740
Senior subordinated convertible notes due 2026, interest rate	3.50%	3.50%
BMW/MINI [Member]
Franchisor Percentage
Percentage of total revenues	24.00%
Audi/Volkswagen/Bentley [Member]
Franchisor Percentage
Percentage of total revenues	15.00%
Toyota/Lexus/Scion [Member]
Franchisor Percentage
Percentage of total revenues	15.00%
Honda/Acura [Member]
Franchisor Percentage
Percentage of total revenues	13.00%
Mercedes-Benz/Sprinter/smart [Member]
Franchisor Percentage
Percentage of total revenues	10.00%
Other Franchised Units [Member]
Franchisor Percentage
Percentage of total revenues	0.00%